UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549




                               FORM 13F



                         Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2012



Check here if Amendment [x]; Amendment Number: 1_________



This Amendment (Check only one.): [x] is a restatement.
 [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:


Name:      Domini Social Investments LLC

Address:   Attn: Carole M. Laible, President

           532 Broadway, 9th Floor

           New York, NY 10012-3939


Form 13F File Number: 28-12472


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Explanatory Note:    The purpose of this amendment is to provide notification

that on October 11, 2012, the original Form 13F-NT was inadvertently submitted under the incorrect CIK code 0000851680.  Please disregard the submission assigned SEC Accession No. 0000851680-12-000002 .  The filing was subsequently filed under the correct CIK code 0001399069 for Domini Social Investments LLC and assigned SEC Accession No. 0001399069-13-000003.



Person Signing this Report on Behalf of Reporting Manager:


Name:   Maurizio Tallini
Title:  Chief Operating Officer and Chief Compliance Officer

Phone:  212-217-1071

Signature, Place, and Date of Signing:

/s/ Maurizio Tallini        New York, NY           January 29, 2013
---------------------       ----------------       --------------------
    (Signature)               (City, State)               (Date)

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.

[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




Form 13F File Number            Name

---------------------           ------------

28-04557                        Wellington Management Company, LLP